UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2011

Date of reporting period:	October 31, 2011

Item 1 - Report to Shareholders

2

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the year ended October 31, 2011

Total Return for the 12 Months Ended October 31, 2011
Class A	Class B	Class C	Class I	Class R	Class W	MSCI EAFE Index[1]	Lipper International Large-Cap Core Funds Index[2]
–7.95%	–8.58%	–8.54%	–7.66%	–8.10%	–8.03%	–4.08%	–5.91%

The performance of the Fund's six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

For the 12-month period ended October 31, 2011, international developed market equities (as represented by the MSCI EAFE Index, or the "Index") declined 4.08 percent. On a regional basis, the U.K. and Asia ex-Japan led performance, while Japan and Europe ex-U.K. had weaker returns. Sector performance was the strongest in the energy, consumer staples, and health care sectors. Utilities, financials and materials had the largest declines in the Index.

The 12-month period was somewhat choppy from November 2010 to the end of July 2011 when global equity markets collapsed. From there it was a volatile and negative period, with markets heading nearly into bear market territory from early August to late September, until early October when equities rallied strongly. In August, U.S. economic data was recalibrated to lower levels, the well-regarded business institute Economic Cycle Research Institute (ECRI) called for a U.S. recession, the U.S. government almost went into default, Chinese inflation looked high and growth prospects appeared near peaks, and former French finance minister/new International Monetary Fund (IMF) president Christine Lagarde shocked the world by proclaiming that European banks were badly undercapitalized.

Since then, U.S. economic data and corporate earnings have been above expectations, the U.S. government retreated into its so-called "super committee" until late November, Chinese economic and inflation data were decent, and Europe came up with an imperfect, but improved, plan to recapitalize banks, support Greece, and ring fence Italian and Spanish debt. Bulls now say that equities are cheap, China has the flexibility to loosen policy, and the euro-zone has just put through the biggest structural growth reforms in decades — which will likely support growth and earnings coming out of a currently mild recession. However, bears contend that China cannot escape the property bubble and bad loans produced by its extraordinary 2008-2009 stimulus. European austerity and policy hesitation could lead to a deep recession that would impact Asia, the U.S., and the weakened European banks. The bear case also supposes the U.S. consumer could run out of steam once government support runs out and housing rolls back over.

In our view, both camps make valid arguments. In Europe, we view the change to technocratic governments as a good sign — but the hard work of cutting debt while nurturing growth will still be ahead — for both Europe and the U.S. Fiscal reform, if done properly, can be supportive of further global equity gains, even in a low nominal growth environment, in our opinion. Fiscal reform, if done poorly — or not at all — could disrupt the markets again.

Global economic growth continues to show signs of slowing, although some economic data surprised on the upside during October in the U.S. and, to a lesser extent, in China. If this better trend continues, the U.S. and China may skirt recessions that had seemed more imminent in late August. U.S. gross domestic product (GDP) growth rebounded in the third quarter to an annualized pace of 2.5 percent (versus 1.3 percent in the prior quarter) and China's GDP came in at 9 percent. While the October U.S. Institute for Supply Management (ISM) manufacturing index decreased from the prior month (51.6), at 50.8, most of the fall was due to a decline in inventory, although the new orders component improved. U.S. consumer spending, durable goods, and labor indicators also remain steady.

European data is more concerning, as purchasing manager index (PMI) surveys deteriorated across the board and "core" European nations experienced slowing activity on the back of "peripheral" European countries' debt issues. The eurozone composite PMI manufacturing survey fell significantly to 47.1 (versus a prior 48.5), indicating the eurozone is on the brink of recession. German and French retail sales numbers have also been weak. Chinese data is mixed, but arguably weaker at the margin, with property sales continuing to drop dramatically. On a positive note, Japan's PMI climbed above 50 in October to 50.6 (versus a prior 49.3) and the unemployment rate fell from 4.3 percent to 4.1 percent in September. However, Japanese industrial production fell as heavy floods in Thailand continued to disrupt supply chains.

At the risk of oversimplifying, with valuations relatively inexpensive by our measures, we remain focused on the main question of whether the U.S., Europe, and/or China will go into recession in 2012. Europe already appears to be at the brink, and continued fiscal austerity and bank deleveraging through 2012 will likely further weigh on growth. In addition, while steps have been taken to stabilize peripheral countries' funding, significant uncertainty remains (as reflected in Italy's sovereign debt spreads). Growth in the U.S. and China is slowing (as measured by PMIs and leading economic indicators), but has generally been resilient thus far. We are concerned that China has not yet seen the full impact of policy tightening and are also concerned that the U.S. may not pass legislation to avoid a significant fiscal drag in 2012. We are looking for an improvement in European sovereign credit/bank funding, a stabilization in Chinese property sales and/or a loosening of policy, and more clarity on U.S. fiscal policy as catalysts to improve our outlook.

Performance Analysis

All share classes of Morgan Stanley International Fund underperformed the Index and the Lipper International Large-Cap Core Funds Index for the 12 months ended October 31, 2011, assuming no deduction of applicable sales charges.

The underweights to the U.K. and the health care sector, overweight positions in materials and industrials, and an allocation to emerging markets detracted from portfolio performance. The major contributors to portfolio performance were the underweight allocations to utilities and financials and the overweight to energy.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS+ as of 10/31/11
Nestle SA (Registered)	2.7%
Vodafone Group PLC	1.7
BHP Billiton Ltd.	1.5
Royal Dutch Shell PLC, Class A	1.3
Novartis AG (Registered)	1.3
Siemens AG (Registered)	1.2
Roche Holding AG	1.1
GlaxoSmithKline PLC	1.1
HSBC Holdings PLC	1.1
Total SA	1.0
TOP FIVE COUNTRIES as of 10/31/11
Japan	22.2%
United Kingdom	19.9
Switzerland	8.9
France	6.9
Germany	6.2

+ Does not include open long futures contracts with an underlying face amount of $8,763,513 with net unrealized appreciation of $452,786 and open foreign currency exchange contracts with net unrealized appreciation of $110,137.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in a diversified portfolio of international common stocks and other equity securities. The Fund's "Investment Adviser," Morgan Stanley Investment Management Inc., uses a "top-down" approach that emphasizes country and sector selection and weightings over individual stock selection.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Performance of a $10,000 Investment—Class B
Over 10 Years

Average Annual Total Returns—Period Ended October 31, 2011 (unaudited)
Symbol	Class A Shares* (since 06/28/99) INLAX		Class B Shares** (since 06/28/99) INLBX		Class C Shares† (since 06/28/99) INLCX		Class I Shares†† (since 06/28/99) INLDX	Class R Shares# (since 03/31/08) INLRX	Class W Shares## (since 03/31/08) INLWX
1 Year	–7.95 –12.77 [4]	%[3]	–8.58 –13.14 [4]	%[3]	–8.54 –9.45 [4]	%[3]	–7.66 —%[3]	–8.10 —%[3]	–8.03 —%[3]
5 Years	–1.90 [3] –2.95 [4]		–2.66 [3] –3.04 [4]		–2.65 [3] –2.65 [4]		–1.68 [3] —	— —	— —
10 Years	5.06 [3] 4.50 [4]		4.41 [3] 4.41 [4]		4.28 [3] 4.28 [4]		5.31 [3] —	— —	— —
Since Inception	2.42 [3] 1.98 [4]		1.89 [3] 1.89 [4]		1.65 [3] 1.65 [4]		2.65 [3] —	–5.73 [3] —	–5.60 [3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the US & Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 22 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper International Large-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on October 31, 2011.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/11 – 10/31/11.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	05/01/11	10/31/11	05/01/11 – 10/31/11
Class A
Actual (–17.66% return)	$1,000.00	$823.40	$7.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.69	$8.59
Class B
Actual (–17.94% return)	$1,000.00	$820.60	$11.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.91	$12.38
Class C
Actual (–17.95% return)	$1,000.00	$820.50	$11.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.91	$12.38
Class I
Actual (–17.54% return)	$1,000.00	$824.60	$6.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.95	$7.32

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	05/01/11	10/31/11	05/01/11 – 10/31/11
Class R
Actual (–17.74% return)	$1,000.00	$822.60	$8.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.43	$9.86
Class W
Actual (–17.70% return)	$1,000.00	$823.00	$8.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.18	$9.10

@  Expenses are equal to the Fund's annualized expense ratios of 1.69%, 2.44%, 2.44%, 1.44%, 1.94%, and 1.79% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.70%, 2.45%, 2.45%, 1.45%, 1.95%, and 1.80% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively.

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2010, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that the Fund's management fee, total expense ratio and performance were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011

NUMBER OF SHARES		VALUE
	Common Stocks (88.4%)
	Australia (3.5%)
	Beverages
970	Coca-Cola Amatil Ltd.	$12,528
3,666	Foster's Group Ltd.	20,551
1,221	Treasury Wine Estates Ltd.	4,770
		37,849
	Biotechnology
511	CSL Ltd.	15,303
	Capital Markets
362	Macquarie Group Ltd.	9,148
	Chemicals
20,543	Incitec Pivot Ltd.	73,319
4,518	Orica Ltd.	121,292
		194,611
	Commercial Banks
16,316	Australia & New Zealand Banking Group Ltd.	367,973
800	Commonwealth Bank of Australia (a)	41,084
1,186	National Australia Bank Ltd. (a)	31,657
1,203	Westpac Banking Corp.	28,000
		468,714
	Commercial Services & Supplies
1,772	Brambles Ltd.	12,229
	Construction & Engineering
425	Leighton Holdings Ltd. (a)	9,511
	Construction Materials
5,661	Boral Ltd. (a)	23,127
3,522	James Hardie Industries SE CDI (b)	22,763
		45,890
	Containers & Packaging
10,222	Amcor Ltd.	74,902
	Diversified Telecommunication Services
3,853	Telstra Corp., Ltd.	12,531

NUMBER OF SHARES		VALUE
	Food & Staples Retailing
733	Wesfarmers Ltd.	$24,658
324	Wesfarmers Ltd. (PPS)	11,087
1,629	Woolworths Ltd.	40,511
		76,256
	Health Care Providers & Services
310	Sonic Healthcare Ltd.	3,579
	Hotels, Restaurants & Leisure
838	Echo Entertainment Group Ltd. (b)	3,247
857	TABCORP Holdings Ltd.	2,637
		5,884
	Industrial Conglomerates
1,257	CSR Ltd. (a)	3,169
	Insurance
2,491	AMP Ltd.	11,084
3,028	Insurance Australia Group Ltd.	9,894
1,154	QBE Insurance Group Ltd.	17,712
1,016	Suncorp Group Ltd.	9,087
		47,777
	Metals & Mining
19,416	Alumina Ltd.	29,205
40,753	BHP Billiton Ltd.	1,595,440
12,307	BlueScope Steel Ltd. (a)	10,765
5,007	DuluxGroup Ltd. (a)	13,687
16,462	Fortescue Metals Group Ltd. (a)	81,981
15,761	Newcrest Mining Ltd.	555,214
11,038	OneSteel Ltd.	13,780
3,591	OZ Minerals Ltd.	42,330
3,431	Rio Tinto Ltd.	246,019
1,930	Sims Metal Management Ltd.	27,808
		2,616,229
	Multi-Utilities
881	AGL Energy Ltd.	13,282
	Oil, Gas & Consumable Fuels
773	Caltex Australia Ltd.	10,711

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
1,594	Origin Energy Ltd.	$23,933
916	Santos Ltd.	12,177
840	Woodside Petroleum Ltd.	31,613
		78,434
	Real Estate Investment Trusts (REITs)
855	Stockland REIT (Stapled Securities) (c)(d)	2,794
	Transportation Infrastructure
1,444	Transurban Group (Stapled Securities) (c)	7,910
	Total Australia	3,736,002
	Austria (0.4%)
	Commercial Banks
3,697	Erste Group Bank AG	78,771
1,070	Raiffeisen Bank International AG (a)	29,597
		108,368
	Diversified Telecommunication Services
8,605	Telekom Austria AG	97,833
	Electric Utilities
1,397	Verbund AG	40,559
	Insurance
773	Vienna Insurance Group AG Wiener Versicherung Gruppe	32,245
	Metals & Mining
3,006	Voestalpine AG	103,121
	Oil, Gas & Consumable Fuels
1,682	OMV AG	58,545
	Total Austria	440,671
	Belgium (0.7%)
	Beverages
6,218	Anheuser-Busch InBev N.V.	345,220
2,742	Anheuser-Busch InBev N.V. VVPR (b)	4
		345,224

NUMBER OF SHARES		VALUE
	Chemicals
673	Solvay SA, Class A	$68,448
1,595	Umicore SA	68,062
		136,510
	Diversified Financial Services
979	Groupe Bruxelles Lambert SA	75,222
	Diversified Telecommunication Services
1,903	Belgacom SA	57,395
	Insurance
5,238	Ageas	10,408
	Pharmaceuticals
1,255	UCB SA	55,035
	Wireless Telecommunication Services
365	Mobistar SA	20,706
	Total Belgium	700,500
	Brazil (0.1%)
	Commercial Banks
2,600	Banco do Brasil SA	39,223
	Food Products
4,428	BRF - Brasil Foods SA	92,204
	Road & Rail
3,200	All America Latina Logistica SA (d)	15,936
	Total Brazil	147,363
	Canada (1.3%)
	Metals & Mining
1,500	Agnico-Eagle Mines Ltd.	65,071
8,700	Barrick Gold Corp.	429,523
1,500	Centerra Gold, Inc.	29,737
4,900	Eldorado Gold Corp.	92,076
1,200	Franco-Nevada Corp.	47,542
6,900	Goldcorp, Inc.	335,741
3,300	IAMGOLD Corp.	70,950
9,900	Kinross Gold Corp.	141,138
3,900	New Gold, Inc. (b)	48,322

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
3,100	Osisko Mining Corp. (b)	$37,383
6,700	Yamana Gold, Inc.	100,021
	Total Canada	1,397,504
	China (0.0%)
	Food Products
2,000	Chaoda Modern Agriculture Holdings Ltd. (e)	283
	Household Durables
57	Skyworth Digital Holdings Ltd. (e)	30
	Total China	313
	Denmark (1.0%)
	Chemicals
1,033	Novozymes A/S, Class B	152,262
	Diversified Telecommunication Services
2,971	TDC A/S	24,397
	Electrical Equipment
2,012	Vestas Wind Systems A/S (b)	31,204
	Marine
24	AP Moller - Maersk A/S, Class B	162,185
	Pharmaceuticals
5,598	Novo Nordisk A/S, Class B	591,133
	Road & Rail
2,395	DSV A/S	47,519
	Textiles, Apparel & Luxury Goods
2,721	Pandora A/S	25,970
	Total Denmark	1,034,670
	Finland (1.0%)
	Communications Equipment
55,483	Nokia Oyj	373,851
	Diversified Telecommunication Services
1,196	Elisa Oyj (a)	25,147

NUMBER OF SHARES		VALUE
	Electric Utilities
7,027	Fortum Oyj	$170,964
	Food & Staples Retailing
2,234	Kesko Oyj, Class B	79,250
	Insurance
3,148	Sampo Oyj, Class A	86,365
	Machinery
1,414	Kone Oyj, Class B	77,741
1,494	Metso Oyj	57,567
1,351	Wartsila Oyj	41,011
		176,319
	Metals & Mining
2,591	Outokumpu Oyj (a)	21,828
1,079	Rautaruukki Oyj	11,471
		33,299
	Oil, Gas & Consumable Fuels
1,510	Neste Oil Oyj	18,227
	Paper & Forest Products
6,572	Stora Enso Oyj, Class R	41,525
5,427	UPM-Kymmene Oyj	63,257
		104,782
	Total Finland	1,068,204
	France (6.9%)
	Aerospace & Defense
1,545	European Aeronautic Defense and Space Co. N.V.	45,318
734	Safran SA	23,890
726	Thales SA	25,541
		94,749
	Auto Components
1,354	Cie Generale des Etablissements Michelin, Class B	97,805
	Automobiles
1,482	Peugeot SA	32,194
1,305	Renault SA	54,422
		86,616

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
	Beverages
865	Pernod-Ricard SA	$80,606
	Building Products
1,952	Cie de St-Gobain	90,324
	Chemicals
2,064	Air Liquide SA	266,583
	Commercial Banks
4,323	BNP Paribas SA	191,678
2,976	Credit Agricole SA	22,812
2,410	Societe Generale SA	69,104
		283,594
	Commercial Services & Supplies
1,618	Edenred	45,588
218	Societe BIC SA	19,447
		65,035
	Communications Equipment
20,688	Alcatel-Lucent (b)	56,614
	Construction & Engineering
2,794	Bouygues SA (a)	104,470
3,086	Vinci SA	151,465
		255,935
	Construction Materials
340	Imerys SA	19,397
3,137	Lafarge SA (a)	127,074
		146,471
	Diversified Financial Services
226	Eurazeo	10,761
	Diversified Telecommunication Services
13,092	France Telecom SA	235,539
8,484	Vivendi SA	190,065
		425,604
	Electric Utilities
1,122	EDF SA (a)	33,595
	Electrical Equipment
4,482	Alstom SA	166,614

NUMBER OF SHARES		VALUE
186	Legrand SA	$6,561
4,547	Schneider Electric SA	263,378
		436,553
	Energy Equipment & Services
4,294	Cie Generale de Geophysique-Veritas (b)	93,821
1,937	Technip SA	183,137
		276,958
	Food & Staples Retailing
6,011	Carrefour SA	159,467
1,061	Casino Guichard Perrachon SA	99,262
		258,729
	Food Products
5,422	Danone	374,799
	Health Care Equipment & Supplies
1,519	Cie Generale d'Optique Essilor International SA	109,881
	Hotels, Restaurants & Leisure
1,618	Accor SA	52,711
886	Sodexo	63,842
		116,553
	Information Technology Services
361	Atos	17,443
2,037	Cap Gemini SA	77,896
		95,339
	Insurance
8,413	AXA SA	135,164
1,997	CNP Assurances	30,532
1,246	SCOR SE	28,983
		194,679
	Machinery
463	Vallourec SA	28,038
	Media
1,747	Lagardere SCA	46,800
1,010	Publicis Groupe SA	48,820

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
3,568	Societe Television Francaise 1	$47,872
		143,492
	Metals & Mining
8,164	ArcelorMittal	168,257
	Multi-Utilities
8,755	GDF Suez	246,536
1,441	Suez Environnement Co.	22,567
3,418	Veolia Environnement SA (a)	48,161
		317,264
	Multiline Retail
858	PPR	133,538
	Office Electronics
360	Neopost SA (a)	27,414
	Oil, Gas & Consumable Fuels
20,645	Total SA	1,079,599
	Personal Products
381	L'Oreal SA	41,960
	Pharmaceuticals
9,291	Sanofi	665,080
	Real Estate Investment Trusts (REITs)
244	Fonciere Des Regions REIT	17,930
196	Gecina SA REIT	19,213
200	ICADE REIT	17,804
908	Klepierre REIT	28,231
1,280	Unibail-Rodamco SE REIT	254,111
		337,289
	Semiconductors & Semiconductor Equipment
6,988	STMicroelectronics N.V. (a)	48,160
	Software
631	Dassault Systemes SA	53,099
	Textiles, Apparel & Luxury Goods
448	Hermes International	151,979

NUMBER OF SHARES		VALUE
1,555	LVMH Moet Hennessy Louis Vuitton SA	$257,711
		409,690
	Total France	7,310,663
	Germany (6.2%)
	Air Freight & Logistics
5,779	Deutsche Post AG (Registered)	87,721
	Airlines
1,432	Deutsche Lufthansa AG (Registered)	19,466
	Auto Components
355	Continental AG (b)	26,431
	Automobiles
7,783	Bayerische Motoren Werke AG	634,284
6,477	Daimler AG (Registered)	329,049
1,112	Porsche Automobil Holding SE (Preference)	64,888
2,021	Volkswagen AG	317,347
839	Volkswagen AG (Preference)	146,773
		1,492,341
	Capital Markets
4,803	Deutsche Bank AG (Registered)	199,653
	Chemicals
4,721	BASF SE	343,107
1,254	K+S AG	79,471
597	Lanxess AG	35,085
503	Linde AG	79,857
		537,520
	Commercial Banks
3,658	Commerzbank AG (b)	8,948
	Construction & Engineering
673	Hochtief AG	48,832
	Diversified Financial Services
334	Deutsche Boerse AG (b)	18,428

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
15,622	Deutsche Telekom AG (Registered)	$198,060
	Electric Utilities
10,627	E.ON AG	256,923
	Food & Staples Retailing
2,199	Metro AG	101,599
	Health Care Providers & Services
2,316	Celesio AG	36,592
1,900	Fresenius Medical Care AG & Co. KGaA	138,232
		174,824
	Hotels, Restaurants & Leisure
1,659	TUI AG (a)(b)	10,714
	Household Products
513	Henkel AG & Co. KGaA (Preference)	30,441
	Industrial Conglomerates
12,213	Siemens AG (Registered)	1,280,036
	Insurance
2,792	Allianz SE (Registered)	311,908
1,154	Muenchener Rueckversicherungs AG (Registered)	154,699
		466,607
	Machinery
1,427	GEA Group AG	39,239
375	MAN SE	44,584
		83,823
	Media
600	Axel Springer AG	24,114
1,158	ProSiebenSat.1 Media AG	24,440
		48,554
	Metals & Mining
2,014	ThyssenKrupp AG	57,782

NUMBER OF SHARES		VALUE
	Multi-Utilities
1,713	RWE AG	$73,099
186	RWE AG (Preference)	6,953
		80,052
	Personal Products
439	Beiersdorf AG	25,296
	Pharmaceuticals
8,281	Bayer AG (Registered)	528,161
253	Merck KGaA	23,585
		551,746
	Software
10,594	SAP AG	638,391
	Textiles, Apparel & Luxury Goods
1,178	Adidas AG	82,871
77	Puma AG Rudolf Dassler Sport	24,727
		107,598
	Total Germany	6,551,786
	Hong Kong (0.0%)
	Diversified Financial Services
56	Hong Kong Exchanges and Clearing Ltd.	939
	Real Estate Management & Development
45	Henderson Land Development Co., Ltd.	243
	Total Hong Kong	1,182
	India (0.0%)
	Oil, Gas & Consumable Fuels
971	Cairn Energy PLC (b)	4,573
	Indonesia (0.3%)
	Automobiles
5,500	Astra International Tbk PT	42,101
	Commercial Banks
34,500	Bank Central Asia Tbk PT	31,196

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
8,500	Bank Danamon Indonesia Tbk PT	$4,698
26,500	Bank Mandiri Tbk PT	20,941
22,500	Bank Negara Indonesia Persero Tbk PT	10,020
32,000	Bank Rakyat Indonesia Persero Tbk PT	23,905
		90,760
	Construction Materials
4,000	Indocement Tunggal Prakarsa Tbk PT	7,241
10,500	Semen Gresik Persero Tbk PT	11,169
		18,410
	Diversified Telecommunication Services
28,000	Telekomunikasi Indonesia Tbk PT	23,246
	Food Products
24,500	Charoen Pokphand Indonesia Tbk PT	7,235
13,500	Indofood Sukses Makmur Tbk PT	7,898
		15,133
	Gas Utilities
31,000	Perusahaan Gas Negara Tbk PT	10,164
	Household Products
4,000	Unilever Indonesia Tbk PT	7,024
	Machinery
4,833	United Tractors Tbk PT	13,166
	Oil, Gas & Consumable Fuels
30,200	Adaro Energy Tbk PT	6,760
52,500	Bumi Resources Tbk PT	13,628
1,300	Indo Tambangraya Megah Tbk PT	6,427
2,500	Tambang Batubara Bukit Asam Tbk PT	5,098
		31,913
	Pharmaceuticals
15,000	Kalbe Farma Tbk PT	5,830

NUMBER OF SHARES		VALUE
	Tobacco
2,000	Gudang Garam Tbk PT	$13,076
	Total Indonesia	270,823
	Ireland (0.0%)
	Construction Materials
508	CRH PLC	9,141
	Italy (0.3%)
	Diversified Financial Services
1,557	Exor SpA	33,911
	Electric Utilities
6,585	Enel SpA	30,958
	Energy Equipment & Services
2,923	Saipem SpA	129,851
	Oil, Gas & Consumable Fuels
4,024	ENI SpA	88,611
	Total Italy	283,331
	Japan (22.2%)
	Air Freight & Logistics
3,435	Yamato Holdings Co., Ltd. (a)	56,940
	Auto Components
3,200	Aisin Seiki Co., Ltd.	101,658
16,200	Bridgestone Corp.	378,983
13,900	Denso Corp.	429,237
2,059	NGK Spark Plug Co., Ltd.	25,588
6,200	Stanley Electric Co., Ltd.	90,545
3,100	Toyota Boshoku Corp. (a)	37,759
1,200	Toyota Industries Corp.	33,931
		1,097,701
	Automobiles
21,509	Honda Motor Co., Ltd.	648,316
29,705	Nissan Motor Co., Ltd.	273,668
5,400	Suzuki Motor Corp.	115,145
22,755	Toyota Motor Corp.	760,829
700	Yamaha Motor Co., Ltd. (b)	9,994
		1,807,952
	Beverages
5,300	Asahi Group Holdings Ltd.	108,728

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
10,000	Kirin Holdings Co., Ltd.	$122,541
		231,269
	Building Products
10,500	Asahi Glass Co., Ltd.	91,946
4,000	Daikin Industries Ltd. (a)	118,501
2,262	JS Group Corp.	47,338
6,500	Nippon Sheet Glass Co., Ltd.	13,995
4,500	TOTO Ltd. (a)	37,220
		309,000
	Capital Markets
28,000	Daiwa Securities Group, Inc.	97,969
4,400	Matsui Securities Co., Ltd.	20,790
19,050	Nomura Holdings, Inc.	72,391
186	SBI Holdings, Inc.	15,458
		206,608
	Chemicals
15,000	Asahi Kasei Corp.	88,833
3,000	Daicel Corp (a)	17,029
8,546	Denki Kagaku Kogyo KK (a)	32,588
2,408	JSR Corp.	45,957
5,000	Kaneka Corp.	27,095
4,556	Kuraray Co., Ltd.	63,787
19,500	Mitsubishi Chemical Holdings Corp.	118,531
9,500	Mitsui Chemicals, Inc.	31,323
2,600	Nissan Chemical Industries Ltd.	25,550
2,400	Nitto Denko Corp.	101,013
6,997	Shin-Etsu Chemical Co., Ltd.	359,395
12,000	Showa Denko KK	21,911
16,000	Sumitomo Chemical Co., Ltd. (a)	59,286
13,608	Teijin Ltd.	47,621
14,000	Toray Industries, Inc. (a)	99,594
11,000	Tosoh Corp. (a)	35,773
		1,175,286
	Commercial Banks
3,500	77 Bank Ltd. (The)	13,866
3,000	Bank of Kyoto Ltd. (The) (a)	25,495

NUMBER OF SHARES		VALUE
14,000	Bank of Yokohama Ltd. (The)	$64,144
7,000	Chiba Bank Ltd. (The) (a)	42,915
8,000	Fukuoka Financial Group, Inc.	30,974
17,000	Hokuhoku Financial Group, Inc.	31,766
8,000	Joyo Bank Ltd. (The) (a)	33,506
73,260	Mitsubishi UFJ Financial Group, Inc. (See Note 6)	317,366
178,600	Mizuho Financial Group, Inc.	250,487
9,000	Nishi-Nippon City Bank Ltd. (The)	24,518
3,900	Resona Holdings, Inc.	17,423
17,500	Shinsei Bank Ltd.	19,294
7,000	Shizuoka Bank Ltd. (The) (a)	68,196
10,100	Sumitomo Mitsui Financial Group, Inc.	281,578
55,623	Sumitomo Mitsui Trust Holdings, Inc.	189,957
1,000	Suruga Bank Ltd.	8,352
		1,419,837
	Commercial Services & Supplies
5,500	Dai Nippon Printing Co., Ltd. (a)	57,587
2,485	Secom Co., Ltd.	117,968
6,000	Toppan Printing Co., Ltd.	46,613
		222,168
	Computers & Peripherals
43,000	Fujitsu Ltd.	229,651
29,500	NEC Corp. (b)	66,048
6,600	Seiko Epson Corp. (a)	87,434
48,026	Toshiba Corp.	211,498
		594,631
	Construction & Engineering
10,546	JGC Corp.	296,090
12,000	Kajima Corp. (a)	38,305
9,571	Obayashi Corp.	43,574
9,000	Shimizu Corp. (a)	38,349
14,000	Taisei Corp.	37,317
		453,635

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
	Consumer Finance
1,600	Credit Saison Co., Ltd.	$31,445
	Containers & Packaging
2,517	Toyo Seikan Kaisha Ltd.	38,229
	Diversified Consumer Services
854	Benesse Holdings, Inc.	37,298
	Diversified Financial Services
290	ORIX Corp. (a)	25,339
	Diversified Telecommunication Services
1,900	Nippon Telegraph & Telephone Corp.	97,134
	Electric Utilities
2,500	Chubu Electric Power Co., Inc.	45,773
3,800	Kansai Electric Power Co., Inc. (The)	56,235
1,600	Kyushu Electric Power Co., Inc.	21,237
2,900	Tohoku Electric Power Co., Inc. (a)	32,029
		155,274
	Electrical Equipment
7,500	Furukawa Electric Co., Ltd.	20,980
10,000	GS Yuasa Corp. (a)	51,982
1,900	Mabuchi Motor Co., Ltd. (a)	83,341
33,552	Mitsubishi Electric Corp.	308,949
904	Nidec Corp. (a)	74,399
5,600	Sumitomo Electric Industries Ltd.	62,464
800	Ushio, Inc.	11,899
		614,014
	Electronic Equipment, Instruments & Components
5,150	Citizen Holdings Co., Ltd.	27,294
10,400	FUJIFILM Holdings Corp.	255,032
500	Hirose Electric Co., Ltd. (a)	47,992
38,000	Hitachi Ltd.	203,955
4,800	Hoya Corp.	105,298

NUMBER OF SHARES		VALUE
3,500	Ibiden Co., Ltd. (a)	$76,777
1,147	Keyence Corp. (a)	291,739
3,800	Kyocera Corp.	334,620
2,200	Murata Manufacturing Co., Ltd.	122,496
9,500	Nippon Electric Glass Co., Ltd.	84,700
6,104	Omron Corp.	130,725
1,552	TDK Corp. (a)	63,449
3,450	Yokogawa Electric Corp. (a)(b)	32,563
		1,776,640
	Food & Staples Retailing
2,399	FamilyMart Co., Ltd.	94,495
6,500	Seven & I Holdings Co., Ltd.	173,840
		268,335
	Food Products
3,100	Yakult Honsha Co., Ltd. (a)	87,925
	Gas Utilities
8,000	Osaka Gas Co., Ltd.	30,316
10,000	Tokyo Gas Co., Ltd.	42,953
		73,269
	Health Care Equipment & Supplies
2,400	Olympus Corp. (a)	36,558
2,400	Sysmex Corp.	79,035
3,650	Terumo Corp.	185,307
		300,900
	Hotels, Restaurants & Leisure
650	Oriental Land Co., Ltd. (a)	64,739
	Household Durables
5,050	Casio Computer Co., Ltd. (a)	30,965
33,000	Panasonic Corp.	336,212
7,072	Sekisui Chemical Co., Ltd.	55,445
11,046	Sekisui House Ltd.	98,355
7,500	Sharp Corp. (a)	69,196
10,996	Sony Corp.	231,220
		821,393
	Household Products
3,600	Unicharm Corp.	161,700

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
	Information Technology Services
700	Itochu Techno-Solutions Corp. (a)	$30,276
2,250	Nomura Research Institute Ltd.	50,818
18	NTT Data Corp.	60,444
180	Obic Co., Ltd.	34,438
		175,976
	Insurance
4,200	MS&AD Insurance Group Holdings	82,590
2,200	NKSJ Holdings, Inc. (a)	44,229
4,700	T&D Holdings, Inc.	46,524
10,268	Tokio Marine Holdings, Inc.	244,389
		417,732
	Internet Software & Services
203	Yahoo! Japan Corp. (a)	65,495
	Leisure Equipment & Products
3,400	Nikon Corp. (a)	76,312
2,550	Shimano, Inc. (a)	126,221
2,100	Yamaha Corp.	21,312
		223,845
	Machinery
3,553	Amada Co., Ltd.	23,412
2,950	Fanuc Corp.	476,349
4,700	Hitachi Construction Machinery Co., Ltd. (a)	90,380
12,530	IHI Corp.	28,553
11,500	Kawasaki Heavy Industries Ltd. (a)	29,444
15,700	Komatsu Ltd.	386,564
24,000	Kubota Corp.	197,393
1,100	Kurita Water Industries Ltd.	30,334
1,300	Makita Corp.	48,496
5,000	Minebea Co., Ltd. (a)	17,828
28,550	Mitsubishi Heavy Industries Ltd.	116,656
2,500	Nabtesco Corp. (a)	54,611
7,060	NGK Insulators Ltd.	81,355
5,553	NSK Ltd.	41,952

NUMBER OF SHARES		VALUE
6,051	NTN Corp. (a)	$26,706
1,105	SMC Corp.	172,165
5,000	Sumitomo Heavy Industries Ltd.	28,206
1,000	THK Co., Ltd.	19,399
		1,869,803
	Marine
43,000	Kawasaki Kisen Kaisha Ltd.	87,547
16,000	Mitsui OSK Lines Ltd. (a)	61,804
13,015	Nippon Yusen KK (a)	32,936
		182,287
	Metals & Mining
7,595	Dowa Holdings Co., Ltd. (a)	45,874
6,800	JFE Holdings, Inc.	128,135
25,000	Kobe Steel Ltd.	41,731
21,000	Mitsubishi Materials Corp.	55,987
15,604	Mitsui Mining & Smelting Co., Ltd.	42,736
95,108	Nippon Steel Corp. (a)	248,510
83,000	Sumitomo Metal Industries Ltd.	156,329
17,500	Sumitomo Metal Mining Co., Ltd.	241,120
		960,422
	Multiline Retail
1,900	Ryohin Keikaku Co., Ltd.	90,390
	Office Electronics
8,704	Canon, Inc.	397,478
7,030	Konica Minolta Holdings, Inc. (a)	51,209
		448,687
	Oil, Gas & Consumable Fuels
29	INPEX Corp.	190,792
24,400	JX Holdings, Inc.	141,976
3,400	Showa Shell Sekiyu KK	24,583
4,000	TonenGeneral Sekiyu KK (a)	45,109
		402,460
	Paper & Forest Products
1,400	Nippon Paper Group, Inc. (a)	32,185

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
35,000	OJI Paper Co., Ltd. (a)	$173,438
		205,623
	Personal Products
4,700	Shiseido Co., Ltd. (a)	86,091
	Pharmaceuticals
5,300	Astellas Pharma, Inc.	193,382
2,600	Chugai Pharmaceutical Co., Ltd. (a)	40,696
14,900	Daiichi Sankyo Co., Ltd.	289,741
2,500	Eisai Co., Ltd. (a)	99,366
700	Hisamitsu Pharmaceutical Co., Inc. (a)	28,208
2,700	Mitsubishi Tanabe Pharma Corp.	46,840
900	Ono Pharmaceutical Co., Ltd.	47,111
2,800	Otsuka Holdings Co. Ltd.	72,083
900	Santen Pharmaceutical Co. Ltd.	33,560
3,400	Shionogi & Co., Ltd.	46,210
11,500	Takeda Pharmaceutical Co., Ltd.	518,880
		1,416,077
	Real Estate Investment Trusts (REITs)
7	Japan Real Estate Investment Corp. REIT	59,920
24	Japan Retail Fund Investment Corp. REIT (a)	37,441
8	Nippon Building Fund, Inc. REIT	77,543
		174,904
	Real Estate Management & Development
4,800	Aeon Mall Co., Ltd.	111,941
1,256	Daito Trust Construction Co., Ltd.	111,547
7,000	Daiwa House Industry Co., Ltd.	87,013
17,000	Mitsubishi Estate Co., Ltd.	287,955
12,500	Mitsui Fudosan Co., Ltd.	206,736

NUMBER OF SHARES		VALUE
6,500	Sumitomo Realty & Development Co., Ltd.	$134,793
9,000	Tokyu Land Corp.	37,872
		977,857
	Road & Rail
13	Central Japan Railway Co. (a)	110,542
3,400	East Japan Railway Co.	206,463
6,000	Keikyu Corp. (a)	53,980
3,000	Keio Corp. (a)	20,611
15,550	Kintetsu Corp. (a)	54,569
11,500	Nippon Express Co., Ltd.	44,596
8,500	Tobu Railway Co., Ltd. (a)	40,693
12,000	Tokyu Corp. (a)	58,058
900	West Japan Railway Co.	38,149
		627,661
	Semiconductors & Semiconductor Equipment
2,450	Advantest Corp. (a)	28,493
1,605	Rohm Co., Ltd.	81,761
3,700	Tokyo Electron Ltd.	197,561
		307,815
	Software
1,700	Konami Corp. (a)	55,643
1,508	Nintendo Co., Ltd.	228,077
750	Oracle Corp. Japan	25,854
1,600	Trend Micro, Inc.	57,256
		366,830
	Specialty Retail
1,700	Fast Retailing Co., Ltd.	305,365
300	Shimamura Co., Ltd.	30,050
620	USS Co., Ltd. (a)	51,309
1,160	Yamada Denki Co., Ltd. (a)	83,602
		470,326
	Textiles, Apparel & Luxury Goods
2,571	Nisshinbo Holdings, Inc. (a)	23,379
	Tobacco
51	Japan Tobacco, Inc.	255,677

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
	Trading Companies & Distributors
19,251	ITOCHU Corp.	$189,863
17,550	Marubeni Corp.	101,639
18,100	Mitsubishi Corp.	372,576
13,700	Mitsui & Co., Ltd.	199,903
8,300	Sumitomo Corp.	102,953
		966,934
	Transportation Infrastructure
2,000	Mitsubishi Logistics Corp.	22,026
	Wireless Telecommunication Services
30	NTT DoCoMo, Inc.	52,991
13,700	Softbank Corp.	445,703
		498,694
	Total Japan	23,365,652
	Korea, Republic of (1.1%)
	Auto Components
117	Hyundai Mobis	33,759
	Automobiles
280	Hyundai Motor Co.	56,796
420	Kia Motors Corp.	27,144
		83,940
	Capital Markets
360	Daewoo Securities Co., Ltd.	3,475
142	Samsung Securities Co., Ltd.	7,285
		10,760
	Chemicals
142	Cheil Industries, Inc.	12,519
88	LG Chem Ltd.	28,355
35	OCI Co., Ltd.	7,194
		48,068
	Commercial Banks
380	Hana Financial Group, Inc.	13,426
610	Industrial Bank of Korea	7,957
710	KB Financial Group, Inc.	27,754
1,020	Korea Exchange Bank	7,558

NUMBER OF SHARES		VALUE
790	Shinhan Financial Group Co., Ltd.	$30,985
470	Woori Finance Holdings Co., Ltd.	4,457
		92,137
	Construction & Engineering
190	Doosan Heavy Industries and Construction Co., Ltd.	10,123
123	GS Engineering & Construction Corp.	10,712
150	Hyundai Engineering & Construction Co., Ltd.	9,561
70	Samsung Engineering Co., Ltd.	14,293
		44,689
	Diversified Telecommunication Services
420	KT Corp.	14,048
	Electric Utilities
510	Korea Electric Power Corp. (b)	11,502
	Electronic Equipment, Instruments & Components
450	LG Display Co., Ltd.	9,098
115	Samsung Electro-Mechanics Co., Ltd.	8,750
72	Samsung SDI Co., Ltd.	8,722
		26,570
	Food & Staples Retailing
47	E-Mart Co., Ltd. (b)	12,194
	Household Durables
182	LG Electronics, Inc.	12,137
	Industrial Conglomerates
339	LG Corp.	19,673
77	Samsung Techwin Co., Ltd.	4,115
		23,788
	Insurance
75	Samsung Fire & Marine Insurance Co., Ltd.	15,877

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
	Internet Software & Services
83	NHN Corp. (b)	$17,328
	Machinery
84	Hyundai Heavy Industries Co., Ltd.	22,587
450	Samsung Heavy Industries Co., Ltd.	13,842
		36,429
	Metals & Mining
149	Hyundai Steel Co.	13,525
118	POSCO	40,922
		54,447
	Multiline Retail
26	Lotte Shopping Co., Ltd.	9,331
16	Shinsegae Co., Ltd.	4,007
		13,338
	Oil, Gas & Consumable Fuels
140	S-Oil Corp.	14,368
126	SK Innovation Co., Ltd.	18,821
		33,189
	Semiconductors & Semiconductor Equipment
900	Hynix Semiconductor, Inc.	18,377
506	Samsung Electronics Co., Ltd.	438,923
36	Samsung Electronics Co., Ltd. (Preference)	20,577
		477,877
	Tobacco
221	KT&G Corp.	13,869
	Trading Companies & Distributors
290	Samsung C&T Corp.	17,942
	Wireless Telecommunication Services
98	SK Telecom Co., Ltd.	12,993
	Total Korea, Republic of	1,106,881

NUMBER OF SHARES		VALUE
	Mexico (0.6%)
	Beverages
8,500	Fomento Economico Mexicano SAB de CV (Units) (d)	$57,039
2,700	Grupo Modelo SAB de CV	17,176
		74,215
	Chemicals
3,300	Mexichem SAB de CV	11,378
	Commercial Banks
6,300	Grupo Financiero Banorte SAB de CV, Series O	21,485
7,000	Grupo Financiero Inbursa SA	15,017
		36,502
	Construction Materials
37,300	Cemex SAB de CV (Units) (b)(d)	16,317
	Diversified Telecommunication Services
25,300	Telefonos de Mexico SAB de CV	19,876
	Food & Staples Retailing
27,600	Wal-Mart de Mexico SAB de CV, Series V	71,242
	Food Products
7,200	Grupo Bimbo SAB de CV	14,830
	Household Products
2,400	Kimberly-Clark de Mexico SAB de CV, Class A	13,660
	Industrial Conglomerates
1,200	Alfa SAB de CV	13,854
	Media
10,200	Grupo Televisa SA	43,626
	Metals & Mining
512	Fresnillo PLC	13,907
14,800	Grupo Mexico SAB de CV, Series B	41,023
420	Industrias Penoles SAB de CV	17,144
2,500	Minera Frisco SAB de CV (b)	9,850
		81,924

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
	Specialty Retail
295	Grupo Elektra SA de CV	$22,733
	Wireless Telecommunication Services
152,400	America Movil SAB de CV	193,716
	Total Mexico	613,873
	Netherlands (3.0%)
	Air Freight & Logistics
8,488	PostNL N.V.	42,996
8,488	TNT Express N.V.	71,696
		114,692
	Beverages
3,824	Heineken N.V.	185,202
	Chemicals
3,503	Akzo Nobel N.V. (a)	184,205
1,643	Koninklijke DSM N.V.	84,103
		268,308
	Diversified Financial Services
33,580	ING Groep N.V. CVA (b)	289,960
	Diversified Telecommunication Services
24,056	Koninklijke KPN N.V.	314,315
	Energy Equipment & Services
1,175	Fugro N.V. CVA	68,908
1,865	SBM Offshore N.V.	40,998
		109,906
	Food & Staples Retailing
18,160	Koninklijke Ahold N.V.	232,222
	Food Products
23,924	Unilever N.V. CVA	822,682
	Industrial Conglomerates
12,034	Koninklijke Philips Electronics N.V.	249,232
	Insurance
15,100	Aegon N.V. (b)	71,753

NUMBER OF SHARES		VALUE
	Media
10,597	Reed Elsevier N.V.	$130,119
7,033	Wolters Kluwer N.V.	123,795
		253,914
	Professional Services
395	Randstad Holding N.V.	13,967
	Real Estate Investment Trusts (REITs)
769	Corio N.V. REIT	38,979
	Semiconductors & Semiconductor Equipment
5,597	ASML Holding N.V.	233,714
	Total Netherlands	3,198,846
	Norway (2.0%)
	Chemicals
10,517	Yara International ASA	496,646
	Commercial Banks
14,486	DnB NOR ASA	167,524
	Diversified Telecommunication Services
37,970	Telenor ASA	676,070
	Energy Equipment & Services
3,730	Aker Solutions ASA	43,129
3,064	Subsea 7 SA (a)(b)	66,166
		109,295
	Industrial Conglomerates
12,154	Orkla ASA (a)	105,306
	Metals & Mining
19,537	Norsk Hydro ASA	101,188
	Oil, Gas & Consumable Fuels
15,543	Statoil ASA	395,338
	Semiconductors & Semiconductor Equipment
2,800	Renewable Energy Corp. ASA (a)(b)	2,691
	Total Norway	2,054,058

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
	Philippines (0.7%)
	Commercial Banks
58,200	Bank of the Philippine Islands	$79,181
34,300	Metropolitan Bank & Trust	56,889
		136,070
	Diversified Financial Services
7,176	Ayala Corp.	50,783
	Electric Utilities
9,230	Manila Electric Co.	51,346
	Independent Power Producers & Energy Traders
59,200	Aboitiz Power Corp.	41,036
250,000	Energy Development Corp.	35,426
		76,462
	Industrial Conglomerates
69,000	Aboitiz Equity Ventures, Inc.	65,885
130,700	Alliance Global Group, Inc.	31,524
6,000	SM Investments Corp.	77,512
		174,921
	Real Estate Management & Development
172,300	Ayala Land, Inc.	64,411
173,000	SM Prime Holdings, Inc.	52,011
		116,422
	Wireless Telecommunication Services
1,530	Philippine Long Distance Telephone Co.	85,334
	Total Philippines	691,338
	Poland (0.9%)
	Chemicals
405	Synthos SA	536
	Commercial Banks
2,638	Bank Pekao SA	121,958
334	BRE Bank SA (b)	28,585
8,481	Getin Holding SA (b)	22,616

NUMBER OF SHARES		VALUE
15,012	Powszechna Kasa Oszczednosci Bank Polski SA	$168,864
		342,023
	Diversified Telecommunication Services
15,679	Telekomunikacja Polska SA	83,197
	Electric Utilities
15,174	PGE SA	93,056
23,900	Tauron Polska Energia SA	41,301
		134,357
	Insurance
1,100	Powszechny Zaklad Ubezpieczen SA	116,173
	Metals & Mining
3,062	KGHM Polska Miedz SA	147,700
	Oil, Gas & Consumable Fuels
7,537	Polski Koncern Naftowy Orlen SA (b)	93,025
41,073	Polskie Gornictwo Naftowe i Gazownictwo SA	51,163
		144,188
	Software
646	Asseco Poland SA	10,030
	Total Poland	978,204
	Russia (0.4%)
	Commercial Banks
7,106	VTB Bank OJSC (Registered GDR) (a)	33,664
	Metals & Mining
3,209	MMC Norilsk Nickel OJSC (ADR) (a)	62,431
	Oil, Gas & Consumable Fuels
12,519	Gazprom OAO (ADR)	145,059
1,272	LUKOIL OAO (ADR)	73,625
209	NovaTek OAO (Registered GDR)	29,099

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
4,144	Rosneft Oil Co. (Registered GDR)	$29,274
4,000	Surgutneftegas OJSC (ADR) (a)	34,600
1,098	Tatneft (ADR)	32,394
		344,051
	Wireless Telecommunication Services
1,250	Mobile Telesystems OJSC (ADR)	17,862
	Total Russia	458,008
	Singapore (1.9%)
	Aerospace & Defense
16,000	Singapore Technologies Engineering Ltd.	35,838
	Airlines
9,276	Singapore Airlines Ltd. (a)	85,824
	Commercial Banks
24,413	DBS Group Holdings Ltd.	238,158
45,093	Oversea-Chinese Banking Corp., Ltd.	301,397
21,508	United Overseas Bank Ltd.	291,490
		831,045
	Distributors
31	Jardine Cycle & Carriage Ltd.	1,117
	Diversified Financial Services
7,490	Singapore Exchange Ltd. (a)	40,023
	Diversified Telecommunication Services
94,630	Singapore Telecommunications Ltd.	242,558
	Food & Staples Retailing
7,000	Olam International Ltd. (a)	13,995
	Food Products
13,000	Wilmar International Ltd.	55,807
	Hotels, Restaurants & Leisure
87,000	Genting Singapore PLC (a)(b)	118,798

NUMBER OF SHARES		VALUE
	Industrial Conglomerates
13,000	Fraser and Neave Ltd.	$63,191
18,700	Keppel Corp., Ltd.	139,737
12,511	SembCorp Industries Ltd.	41,206
		244,134
	Machinery
11,400	SembCorp Marine Ltd. (a)	37,706
	Media
11,350	Singapore Press Holdings Ltd. (a)	35,106
	Real Estate Investment Trusts (REITs)
18,000	Ascendas Real Estate Investment Trust REIT	29,276
26,704	CapitaMall Trust REIT	39,529
		68,805
	Real Estate Management & Development
30,000	CapitaLand Ltd.	64,543
6,462	City Developments Ltd.	55,857
		120,400
	Road & Rail
19,089	ComfortDelGro Corp. Ltd.	21,162
	Trading Companies & Distributors
29,726	Noble Group Ltd.	36,194
	Total Singapore	1,988,512
	South Africa (0.3%)
	Beverages
10,120	SABMiller PLC	367,218
	Spain (0.2%)
	Diversified Telecommunication Services
5,923	Telefonica SA (a)	126,367
	Electric Utilities
4,150	Iberdrola SA	30,105

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
	Food & Staples Retailing
6,282	Distribuidora Internacional de Alimentacion SA (b)	$28,568
	Oil, Gas & Consumable Fuels
1,444	Repsol YPF SA	43,502
	Transportation Infrastructure
546	Abertis Infraestructuras SA (a)	8,954
	Total Spain	237,496
	Sweden (3.3%)
	Building Products
3,406	Assa Abloy AB, Class B	82,670
	Commercial Banks
18,247	Nordea Bank AB	165,624
5,400	Svenska Handelsbanken AB, Class A	154,652
		320,276
	Commercial Services & Supplies
1,600	Securitas AB, Class B	14,518
	Communications Equipment
52,416	Telefonaktiebolaget LM Ericsson, Class B	545,643
	Construction & Engineering
8,026	Skanska AB, Class B	130,993
	Diversified Financial Services
6,402	Investor AB, Class B	124,946
	Diversified Telecommunication Services
4,013	Tele2 AB, Class B	84,217
32,459	TeliaSonera AB	224,728
		308,945
	Health Care Equipment & Supplies
4,160	Getinge AB, Class B	107,547
	Household Durables
5,297	Electrolux AB, Series B	98,586

NUMBER OF SHARES		VALUE
3,913	Husqvarna AB, Class B	$19,839
		118,425
	Machinery
2,826	Alfa Laval AB	52,739
7,209	Atlas Copco AB, Class A	156,759
4,569	Atlas Copco AB, Class B	88,739
10,326	Sandvik AB	141,563
568	Scania AB, Class B	9,524
3,356	SKF AB, Class B	74,072
6,398	Volvo AB, Class A	79,398
11,067	Volvo AB, Class B	137,212
		740,006
	Metals & Mining
3,286	SSAB AB, Class A	31,662
	Oil, Gas & Consumable Fuels
2,451	Lundin Petroleum AB (b)	59,837
	Paper & Forest Products
859	Holmen AB, Class B	24,248
9,321	Svenska Cellulosa AB, Class B	135,419
		159,667
	Personal Products
3,237	Oriflame Cosmetics SA SDR	128,726
	Specialty Retail
12,916	Hennes & Mauritz AB, Class B	425,971
	Tobacco
4,193	Swedish Match AB	144,695
	Total Sweden	3,444,527
	Switzerland (8.9%)
	Building Products
361	Geberit AG (Registered) (b)	73,866
	Capital Markets
5,527	Credit Suisse Group AG (Registered) (b)	159,322
4,324	GAM Holding AG (b)	51,253
1,827	Julius Baer Group Ltd. (b)	68,722

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
18,078	UBS AG (Registered) (b)	$228,060
		507,357
	Chemicals
68	Givaudan SA (Registered) (b)	61,812
1,918	Syngenta AG (Registered) (b)	586,566
		648,378
	Computers & Peripherals
2,768	Logitech International SA (Registered) (a)(b)	26,565
	Construction Materials
2,195	Holcim Ltd. (Registered) (b)	139,101
	Diversified Financial Services
57	Pargesa Holding SA	4,444
	Diversified Telecommunication Services
325	Swisscom AG (Registered)	130,814
	Electrical Equipment
30,695	ABB Ltd. (Registered) (b)	578,686
	Energy Equipment & Services
633	Transocean Ltd.	35,769
	Food Products
49,508	Nestle SA (Registered)	2,865,015
	Health Care Equipment & Supplies
144	Straumann Holding AG (Registered)	25,326
977	Synthes, Inc. (f)	163,472
		188,798
	Insurance
404	Baloise-Holding AG (Registered)	32,828
231	Swiss Life Holding AG (Registered) (b)	28,318
2,797	Swiss Re AG (b)	152,985
955	Zurich Financial Services AG (b)	219,478
		433,609

NUMBER OF SHARES		VALUE
	Life Sciences Tools & Services
771	Lonza Group AG (Registered) (b)	$51,153
	Machinery
482	Schindler Holding AG	56,667
	Pharmaceuticals
23,666	Novartis AG (Registered)	1,336,954
7,148	Roche Holding AG	1,175,158
		2,512,112
	Professional Services
193	Adecco SA (Registered) (b)	9,231
22	SGS SA (Registered)	37,621
		46,852
	Textiles, Apparel & Luxury Goods
10,414	Cie Financiere Richemont SA	590,886
977	Swatch Group AG (The)	409,666
742	Swatch Group AG (The) (Registered)	54,279
		1,054,831
	Total Switzerland	9,354,017
	Thailand (0.2%)
	Commercial Banks
5,500	Bangkok Bank PCL	26,393
9,900	Bangkok Bank PCL (Foreign Registered)	49,846
22,100	Bank of Ayudhya PCL (Foreign)	14,456
7,000	Kasikornbank PCL	27,835
13,600	Kasikornbank PCL (Foreign)	54,668
30,600	Krung Thai Bank PCL	14,893
17,800	Siam Commercial Bank PCL (Foreign)	67,139
	Total Thailand	255,230
	Turkey (1.0%)
	Beverages
5,444	Anadolu Efes Biracilik Ve Malt Sanayii AS	66,021

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
1,784	Coca-Cola Icecek AS (Units) (d)	$24,173
		90,194
	Commercial Banks
29,665	Akbank TAS	107,846
49,692	Turkiye Garanti Bankasi AS (Units) (d)	174,496
8,358	Turkiye Halk Bankasi AS	51,215
38,513	Turkiye Is Bankasi, Series C	89,486
21,114	Turkiye Vakiflar Bankasi Tao, Class D	35,876
21,685	Yapi ve Kredi Bankasi AS (b)	40,503
		499,422
	Diversified Financial Services
13,838	Haci Omer Sabanci Holding AS	47,190
	Diversified Telecommunication Services
13,794	Turk Telekomunikasyon AS	58,323
	Food & Staples Retailing
2,148	BIM Birlesik Magazalar AS	65,301
	Industrial Conglomerates
16,101	KOC Holding AS	57,329
	Metals & Mining
15,032	Eregli Demir ve Celik Fabrikalari TAS	30,969
	Oil, Gas & Consumable Fuels
3,235	Tupras Turkiye Petrol Rafinerileri AS	72,799
	Real Estate Investment Trusts (REITs)
20,057	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	26,951
	Wireless Telecommunication Services
19,356	Turkcell Iletisim Hizmetleri AS (b)	95,419
	Total Turkey	1,043,897

NUMBER OF SHARES		VALUE
	United Kingdom (19.9%)
	Aerospace & Defense
26,293	BAE Systems PLC	$116,140
11,529	Cobham PLC	33,267
14,154	Rolls-Royce Holdings PLC (b)	159,029
976,626	Rolls-Royce Holdings PLC, Class C (b)	1,570
		310,006
	Beverages
35,234	Diageo PLC	729,818
	Capital Markets
5,781	3i Group PLC	18,975
2,531	Investec PLC	15,299
15,431	Man Group PLC	36,789
1,714	Schroders PLC	39,260
		110,323
	Chemicals
1,911	Johnson Matthey PLC	57,424
	Commercial Banks
40,299	Barclays PLC	124,594
131,030	HSBC Holdings PLC	1,143,426
57,454	Lloyds Banking Group PLC (b)	29,595
107,782	Royal Bank of Scotland Group PLC (b)	41,121
19,325	Standard Chartered PLC	450,200
		1,788,936
	Commercial Services & Supplies
12,385	Aggreko PLC	338,621
4,556	G4S PLC	17,850
1,852	Serco Group PLC	15,347
		371,818
	Construction & Engineering
12,118	Balfour Beatty PLC	48,846
	Containers & Packaging
7,876	Rexam PLC	43,542

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
108,542	BT Group PLC	$327,797
	Electric Utilities
13,950	Scottish & Southern Energy PLC	299,802
	Energy Equipment & Services
3,695	AMEC PLC	54,728
4,108	Petrofac Ltd.	94,351
		149,079
	Food & Staples Retailing
13,046	J Sainsbury PLC	62,233
73,147	Tesco PLC	471,426
		533,659
	Food Products
14,443	Unilever PLC	482,120
	Health Care Equipment & Supplies
17,251	Smith & Nephew PLC	157,390
	Hotels, Restaurants & Leisure
2,947	Carnival PLC	106,758
24,002	Compass Group PLC	217,852
4,888	Intercontinental Hotels Group PLC	90,174
9,530	TUI Travel PLC	26,013
2,883	Whitbread PLC	76,496
		517,293
	Household Products
6,776	Reckitt Benckiser Group PLC	347,563
	Independent Power Producers & Energy Traders
4,314	International Power PLC	23,390
	Industrial Conglomerates
3,015	Smiths Group PLC	46,057
	Insurance
1,422	Admiral Group PLC	26,806
16,683	Aviva PLC	90,556
47,626	Legal & General Group PLC	83,893

NUMBER OF SHARES		VALUE
44,303	Old Mutual PLC	$77,732
15,879	Prudential PLC	164,262
27,792	RSA Insurance Group PLC	49,565
15,153	Standard Life PLC	52,180
		544,994
	Internet & Catalog Retail
10,876	Home Retail Group PLC	17,448
	Machinery
7,144	Charter International PLC (a)	102,735
5,761	Invensys PLC	20,735
		123,470
	Media
23,145	British Sky Broadcasting Group PLC	259,839
11,351	Pearson PLC	208,972
18,650	Reed Elsevier PLC	159,646
49,043	WPP PLC	508,283
		1,136,740
	Metals & Mining
11,462	Anglo American PLC	420,030
11,296	BHP Billiton PLC	355,583
2,433	Randgold Resources Ltd.	266,188
13,612	Rio Tinto PLC	736,047
12,598	Xstrata PLC	209,876
		1,987,724
	Multi-Utilities
32,213	Centrica PLC	152,567
32,306	National Grid PLC	319,985
		472,552
	Multiline Retail
19,628	Marks & Spencer Group PLC	100,859
2,785	Next PLC	113,752
		214,611
	Oil, Gas & Consumable Fuels
32,972	BG Group PLC	714,531
135,584	BP PLC	999,394
39,680	Royal Dutch Shell PLC, Class A	1,401,476

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES		VALUE
26,821	Royal Dutch Shell PLC, Class B	$962,534
557	Tullow Oil PLC	12,503
		4,090,438
	Pharmaceuticals
13,665	AstraZeneca PLC	652,513
51,688	GlaxoSmithKline PLC	1,158,562
		1,811,075
	Professional Services
1,773	Capita Group PLC (The)	20,646
9,477	Experian PLC	122,792
		143,438
	Real Estate Investment Trusts (REITs)
9,395	British Land Co., PLC REIT	76,855
6,556	Capital Shopping Centres Group PLC REIT	34,605
8,687	Hammerson PLC REIT	56,480
8,823	Land Securities Group PLC REIT	96,730
8,784	Segro PLC REIT	34,323
		298,993
	Road & Rail
9,040	Firstgroup PLC	48,272
	Semiconductors & Semiconductor Equipment
25,507	ARM Holdings PLC	238,939
	Software
20,512	Sage Group PLC (The)	91,507
	Specialty Retail
15,420	Kingfisher PLC	63,771
	Textiles, Apparel & Luxury Goods
4,894	Burberry Group PLC	104,736
	Tobacco
19,297	British American Tobacco PLC	883,075
7,884	Imperial Tobacco Group PLC	287,318
		1,170,393

NUMBER OF SHARES		VALUE
	Trading Companies & Distributors
3,506	Bunzl PLC	$45,175
676	Wolseley PLC	19,467
		64,642
	Water Utilities
4,677	Severn Trent PLC	113,750
1,972	United Utilities Group PLC	19,184
		132,934
	Wireless Telecommunication Services
656,080	Vodafone Group PLC	1,819,495
	Total United Kingdom	20,921,035
	United States (0.1%)
	Energy Equipment & Services
7,773	Tenaris SA (a)	123,693
	Real Estate Management & Development
1,774	Lend Lease Group REIT (Stapled Securities) (c)(d)	14,243
	Total United States	137,936
	Total Common Stocks (Cost $94,063,592)	93,173,454
NUMBER OF RIGHTS
	Rights (0.0%)
	Korea, Republic of
	Capital Markets
16	Samsung Securities Co. Ltd. (Cost $0) (b)	144

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (15.8%)
	Securities held as Collateral on Loaned Securities (5.2%)
	Repurchase Agreements (1.1%)
$537	Barclays Capital, Inc. (0.11%, dated 10/31/11, due 11/01/11; proceeds $536,983; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 3.75% due 06/28/13; valued at $547,723)	$536,981
24	Barclays Capital, Inc. (0.10%, dated 10/31/11, due 11/01/11; proceeds $23,839; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.38% due 02/15/13; valued at $24,317)	23,839
594	Nomura Holdings, Inc. (0.16%, dated 10/31/11, due 11/01/11; proceeds $593,508; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 05/01/26; Federal National Mortgage Association 4.00% due 07/01/26; valued at $605,376)	593,506
	Total Repurchase Agreements (Cost $1,154,326)	1,154,326

NUMBER OF SHARES (000)		VALUE
	Investment Company (4.1%)
4,353	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $4,352,600)	$4,352,600
	Total Securities held as Collateral on Loaned Securities (Cost $5,506,926)	5,506,926
	Investment Company (10.6%)
11,115	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $11,115,218)	11,115,218
	Total Short-Term Investments (Cost $16,622,144)	16,622,144
Total Investments (Cost $110,685,736) (g)(h)(i)	104.2%	109,795,742
Liabilities in Excess of Other Assets	(4.2)	(4,395,325)
Net Assets	100.0%	$105,400,417

  ADR  American Depositary Receipt.

  CDI  CHESS Depositary Interest.

  CVA  Certificaten Van Aandelen.

  GDR  Global Depositary Receipt.

  PPS  Price Protected Shares.

  REIT  Real Estate Investment Trust.

  SDR  Swedish Depositary Receipt.

  VVPR  Verminderde Voorheffing Précompte Réduit.

  (a)  All or a portion of this security was on loan at October 31, 2011.

  (b)  Non-income producing security.

  (c)  Comprised of securities in separate entities that are traded as a single stapled security.

  (d)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

  (e)  Security trades on the Hong Kong exchange.

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

  (f)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (g)  Securities are available for collateral in connection with open foreign currency exchange contracts and futures contracts.

  (h)  The market value and percentage of net assets, $90,917,783 and 86.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

  (i)  The aggregate cost for federal income tax purposes is $113,748,767. The aggregate gross unrealized appreciation is $11,016,139 and the aggregate gross unrealized depreciation is $14,969,164 resulting in net unrealized depreciation of $3,953,025.

Foreign Currency Exchange Contracts Open at October 31, 2011:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse London Branch		$1,970,205	EUR	1,440,230	11/17/11	$22,338
Deutsche Bank	EUR	3,339,439		$4,570,306	11/17/11	(49,774)
Deutsche Bank	GBP	375,886		$587,678	11/17/11	(16,618)
Deutsche Bank		$4,676,428	EUR	3,418,367	11/17/11	52,848
Deutsche Bank		$2,026,839	EUR	1,458,493	11/17/11	(9,028)
J.P.Morgan Chase Bank		$806,705	EUR	589,735	11/17/11	9,188
Mellon Bank		$2,434,483	AUD	2,397,041	11/17/11	87,147
Mellon Bank		$2,581,241	AUD	2,470,206	11/17/11	17,356
Mellon Bank		$1,726,184	EUR	1,261,803	11/17/11	19,507
Royal Bank of Scotland	JPY	154,601,658		$2,027,682	11/17/11	49,638
Royal Bank of Scotland		$289,294	EUR	211,472	11/17/11	3,276
Royal Bank of Scotland		$2,436,190	JPY	186,913,048	11/17/11	(44,739)
UBS AG London	CHF	729,371		$807,872	11/17/11	(23,216)
UBS AG London	EUR	2,216,286		$3,031,724	11/17/11	(34,485)
UBS AG London	GBP	1,580,051		$2,525,364	11/17/11	(14,822)
UBS AG London	GBP	665,159		$1,061,614	11/17/11	(7,736)
UBS AG London		$4,141,866	EUR	2,972,233	11/17/11	(29,812)
UBS AG London		$2,799,570	GBP	1,790,577	11/17/11	79,069
			Net Unrealized Appreciation			$110,137

Currency Abbreviations:

  AUD  Australian Dollar.

  CHF  Swiss Franc.

  EUR  Euro.

  GBP  British Pound.

  JPY  Japanese Yen.

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2011 continued

Futures Contracts Open at October 31, 2011:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
25	Long	TOPIX Index, Dec-11	$2,433,784	$17,703
11	Long	DAX Index, Dec-11	2,363,829	311,057
14	Long	ASX Index,
9	Long	Dec-11 Hang Seng China ENT Index,	1,587,039	89,649
		Nov-11	1,146,322	58,417
9	Long	FTSE MIB Index,
		Dec-11	999,735	(55,041)
7	Long	Dow Jones Euro Stoxx 50 Index,
		Dec-11	232,804	31,001
		Net Unrealized Appreciation		$452,786

See Notes to Financial Statements

Morgan Stanley International Fund

Summary of Investments  ■  October 31, 2011

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Investment Company	$11,115,218	10.7%
Metals & Mining	7,834,659	7.5
Pharmaceuticals	7,608,088	7.3
Oil, Gas & Consumable Fuels	6,945,704	6.7
Commercial Banks	6,922,273	6.6
Food Products	4,810,798	4.6
Chemicals	3,993,510	3.8
Automobiles	3,512,950	3.4
Diversified Telecommunication Services	3,263,657	3.1
Machinery	3,165,427	3.0
Wireless Telecommunication Services	2,744,219	2.6
Insurance	2,438,219	2.3
Industrial Conglomerates	2,197,826	2.1
Beverages	2,141,595	2.1
Electronic Equipment, Instruments & Components	1,803,210	1.7
Food & Staples Retailing	1,741,350	1.7
Textiles, Apparel & Luxury Goods	1,726,204	1.7
Media	1,661,432	1.6
Electrical Equipment	1,660,457	1.6
Tobacco	1,597,710	1.5
Semiconductors & Semiconductor Equipment	1,309,196	1.3
Auto Components	1,255,696	1.2
Real Estate Management & Development	1,229,165	1.2
Electric Utilities	1,215,385	1.2
Software	1,159,857	1.1
Trading Companies & Distributors	1,085,712	1.0
Capital Markets	1,043,993	1.0
Construction & Engineering	992,441	1.0
Specialty Retail	982,801	0.9
Communications Equipment	976,108	0.9
Household Durables	951,985	0.9
Real Estate Investment Trusts (REITs)	948,715	0.9
Energy Equipment & Services	934,551	0.9
Multi-Utilities	883,150	0.8
Health Care Equipment & Supplies	864,516	0.8
Hotels, Restaurants & Leisure	833,981	0.8
Road & Rail	760,550	0.7

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Diversified Financial Services	$721,946		0.7%
Commercial Services & Supplies	685,768		0.7
Computers & Peripherals	621,196		0.6
Household Products	560,388		0.5
Building Products	555,860		0.5
Office Electronics	476,101		0.5
Paper & Forest Products	470,072		0.5
Multiline Retail	451,877		0.4
Aerospace & Defense	440,593		0.4
Construction Materials	375,330		0.4
Marine	344,472		0.3
Personal Products	282,073		0.3
Information Technology Services	271,315		0.3
Air Freight & Logistics	259,353		0.3
Leisure Equipment & Products	223,845		0.2
Professional Services	204,257		0.2
Health Care Providers & Services	178,403		0.2
Containers & Packaging	156,673		0.2
Water Utilities	132,934		0.1
Airlines	105,290		0.1
Independent Power Producers & Energy Traders	99,852		0.1
Gas Utilities	83,433		0.1
Internet Software & Services	82,823		0.1
Life Sciences Tools & Services	51,153		0.1
Transportation Infrastructure	38,890		0.0
Diversified Consumer Services	37,298		0.0
Consumer Finance	31,445		0.0
Internet & Catalog Retail	17,448		0.0
Biotechnology	15,303		0.0
Distributors	1,117		0.0
	$104,288,816	^	100.0%

  ^  Does not include open long futures contracts with an underlying face amount of $8,763,513 with net unrealized appreciation of $452,786 and open foreign currency exchange contracts with net unrealized appreciation of $110,137. Also does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements

Statement of Assets and Liabilities

October 31, 2011

Assets:
Investments in securities, at value (cost $94,530,433) (including $5,090,177 for securities loaned)	$94,010,558
Investments in affiliates, at value (cost $16,155,303)	15,785,184
Total investments in securities, at value (cost $110,685,736)	109,795,742
Unrealized appreciation on open foreign currency exchange contracts	340,367
Cash (including foreign currency valued at $647,574 with a cost of $656,654)	647,574
Receivable for:
Variation margin	527,687
Dividends	247,882
Foreign withholding taxes reclaimed	71,773
Dividends from affiliates	6,304
Shares of beneficial interest sold	5,209
Prepaid expenses and other assets	2,859
Total Assets	111,645,397
Liabilities:
Collateral on securities loaned, at value	5,506,926
Unrealized depreciation on open foreign currency exchange contracts	230,230
Payable for:
Shares of beneficial interest redeemed	232,718
Investment advisory fee	57,355
Transfer agent fee	54,934
Distribution fee	34,352
Administration fee	7,059
Investments purchased	1,570
Deferred Capital Gain Country Tax	544
Accrued expenses and other payables	119,292
Total Liabilities	6,244,980
Net Assets	$105,400,417
Composition of Net Assets:
Paid-in-capital	$123,907,100
Net unrealized depreciation (Net of $544 Deferred Capital Gain Country tax)	(337,823)
Accumulated undistributed net investment income	402,370
Accumulated net realized loss	(18,571,230)
Net Assets	$105,400,417
Class A Shares:
Net Assets	$85,115,809
Shares Outstanding (unlimited shares authorized, $.01 par value)	7,606,394
Net Asset Value Per Share	$11.19
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.81
Class B Shares:
Net Assets	$7,448,072
Shares Outstanding (unlimited shares authorized, $.01 par value)	675,873
Net Asset Value Per Share	$11.02
Class C Shares:
Net Assets	$12,049,649
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,107,873
Net Asset Value Per Share	$10.88
Class I Shares:
Net Assets	$622,540
Shares Outstanding (unlimited shares authorized, $.01 par value)	55,189
Net Asset Value Per Share	$11.28
Class R Shares:
Net Assets	$79,554
Shares Outstanding (unlimited shares authorized, $.01 par value)	7,149
Net Asset Value Per Share	$11.13
Class W Shares:
Net Assets	$84,793
Shares Outstanding (unlimited shares authorized, $.01 par value)	7,598
Net Asset Value Per Share	$11.16

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statement of Operations

For the year ended October 31, 2011

Net Investment Income: Income
Dividends (net of $336,604 foreign withholding tax)	$3,495,305
Income from securities loaned - net	142,145
Dividends from affiliates (net of $775 foreign withholding tax) (Note 6)	25,456
Interest	2,980
Total Income	3,665,886
Expenses
Investment advisory fee (Note 4)	832,960
Distribution fee (Class A shares) (Note 5)	252,673
Distribution fee (Class B shares) (Note 5)	113,409
Distribution fee (Class C shares) (Note 5)	147,113
Distribution fee (Class R shares) (Note 5)	448
Distribution fee (Class W shares) (Note 5)	327
Transfer agent fees and expenses	237,799
Custodian fees	145,066
Professional fees	118,942
Administration fee (Note 4)	102,518
Registration fees	76,476
Shareholder reports and notices	65,512
Trustees' fees and expenses	4,420
Other	122,347
Total Expenses	2,220,010
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(11,612)
Net Expenses	2,208,398
Net Investment Income	1,457,488
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	6,393,970
Investments in affiliates (Note 6)	(30,379)
Futures contracts	(1,800,065)
Foreign currency exchange contracts	(629,421)
Foreign currency translation	(208,922)
Net Realized Gain	3,725,183
Change in Unrealized Appreciation/Depreciation on:
Investments (Net of Increase in Deferred Capital Gain Country tax accruals of $544)	(14,297,789)
Investments in affiliates (Note 6)	9,993
Futures contracts	308,119
Foreign currency exchange contracts	(65,986)
Foreign currency translation	(144,455)
Net Change in Unrealized Appreciation/Depreciation	(14,190,118)
Net Loss	(10,464,935)
Net Decrease	$(9,007,447)

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010^
Increase (Decrease) in Net Assets: Operations:
Net investment income	$1,457,488	$1,119,890
Net realized gain	3,725,183	1,196,136
Net change in unrealized appreciation/depreciation	(14,190,118)	11,161,791
Net Increase (Decrease)	(9,007,447)	13,477,817
Dividends to Shareholders from Net Investment Income:
Class A shares	(1,252,005)	(2,237,415)
Class B shares	(29,130)	(235,383)
Class C shares	(73,316)	(237,045)
Class I shares	(9,843)	(15,223)
Class R shares	(921)	(1,546)
Class W shares	(1,057)	(1,680)
Total Dividends	(1,366,272)	(2,728,292)
Net decrease from transactions in shares of beneficial interest	(22,590,414)	(25,486,498)
Net Decrease	(32,964,133)	(14,736,973)
Net Assets:
Beginning of period	138,364,550	153,101,523
End of Period (Including accumulated undistributed net investment income of $402,370 and $1,030,350, respectively)	$105,400,417	$138,364,550

^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

See Notes to Financial Statements

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2011

1. Organization and Accounting Policies

Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999. On March 31, 2008, the Fund commenced offering Class R and Class W shares.

The Fund offers Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares, Class R shares, and Class W shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class C shares, Class R shares and Class W shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included on the Statements of Changes in Net Assets.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2011 continued

Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain securities may be valued by an outside pricing service approved by the Fund's Trustees; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency exchange contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign currency exchange contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2011 continued

of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "other expenses" in the Statement of Operations. Each of the tax years in the four-year period ended October 31, 2011 remains subject to examination by taxing authorities.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at October 31, 2011 were $5,090,177 and $5,533,055, respectively. The Fund received cash collateral of which $5,506,926 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The remaining collateral of $26,130 was received in the form of U.S. Government Obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2011 continued

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

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Notes to Financial Statements  ■  October 31, 2011 continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$440,593	$1,570	$439,023	—
Air Freight & Logistics	259,353	—	259,353	—
Airlines	105,290	—	105,290	—
Auto Components	1,255,696	—	1,255,696	—
Automobiles	3,512,950	—	3,512,950	—
Beverages	2,141,595	74,215	2,067,380	—
Biotechnology	15,303	—	15,303	—
Building Products	555,860	—	555,860	—
Capital Markets	1,043,849	—	1,043,849	—
Chemicals	3,993,510	11,378	3,982,132	—
Commercial Banks	6,922,273	75,725	6,846,548	—
Commercial Services & Supplies	685,768	—	685,768	—
Communications Equipment	976,108	—	976,108	—
Computers & Peripherals	621,196	—	621,196	—
Construction & Engineering	992,441	—	992,441	—
Construction Materials	375,330	16,317	359,013	—
Consumer Finance	31,445	—	31,445	—
Containers & Packaging	156,673	—	156,673	—
Distributors	1,117	—	1,117	—
Diversified Consumer Services	37,298	—	37,298	—
Diversified Financial Services	721,946	—	721,946	—
Diversified Telecommunication Services	3,263,657	19,876	3,243,781	—
Electric Utilities	1,215,385	—	1,215,385	—
Electrical Equipment	1,660,457	—	1,660,457	—
Electronic Equipment, Instruments & Components	1,803,210	—	1,803,210	—
Energy Equipment & Services	934,551	—	934,551	—
Food & Staples Retailing	1,741,350	71,242	1,670,108	—
Food Products	4,810,798	107,317	4,703,481	—

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Notes to Financial Statements  ■  October 31, 2011 continued

		FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Gas Utilities	$83,433	—	$83,433	—
Health Care Equipment & Supplies	864,516	—	864,516	—
Health Care Providers & Services	178,403	—	178,403	—
Hotels, Restaurants & Leisure	833,981	—	833,981	—
Household Durables	951,985	—	951,985	—
Household Products	560,388	$13,660	546,728	—
Independent Power Producers & Energy Traders	99,852	—	99,852	—
Industrial Conglomerates	2,197,826	13,854	2,183,972	—
Information Technology Services	271,315	—	271,315	—
Insurance	2,438,219	—	2,438,219	—
Internet & Catalog Retail	17,448	—	17,448	—
Internet Software & Services	82,823	—	82,823	—
Leisure Equipment & Products	223,845	—	223,845	—
Life Sciences Tools & Services	51,153	—	51,153	—
Machinery	3,165,427	56,667	3,108,760	—
Marine	344,472	—	344,472	—
Media	1,661,432	43,626	1,617,806	—
Metals & Mining	7,834,659	1,465,521	6,369,138	—
Multi-Utilities	883,150	—	883,150	—
Multiline Retail	451,877	—	451,877	—
Office Electronics	476,101	—	476,101	—
Oil, Gas & Consumable Fuels	6,945,704	34,600	6,911,104	—
Paper & Forest Products	470,072	—	470,072	—
Personal Products	282,073	—	282,073	—
Pharmaceuticals	7,608,088	—	7,608,088	—
Professional Services	204,257	—	204,257	—
Real Estate Investment Trusts (REITs)	948,715	—	948,715	—
Real Estate Management & Development	1,229,165	—	1,229,165	—
Road & Rail	760,550	15,936	744,614	—
Semiconductors & Semiconductor Equipment	1,309,196	—	1,309,196	—
Software	1,159,857	—	1,159,857	—
Specialty Retail	982,801	22,733	960,068	—
Textiles, Apparel & Luxury Goods	1,726,204	—	1,726,204	—
Tobacco	1,597,710	—	1,597,710	—
Trading Companies & Distributors	1,085,712	—	1,085,712	—
Transportation Infrastructure	38,890	—	38,890	—
Water Utilities	132,934	—	132,934	—

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2011 continued

		FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Wireless Telecommunication Services	$2,744,219	$211,578	$2,532,641	—
Total Common Stocks	93,173,454	2,255,815	90,917,639	—
Rights	144	—	144	—
Short-Term Investments
Repurchase Agreements	1,154,326	—	1,154,326	—
Investment Company	15,467,818	15,467,818	—	—
Total Short-Term Investments	16,622,144	15,467,818	1,154,326	—
Foreign Currency Exchange Contracts	340,367	—	340,367	—
Futures	507,827	507,827	—	—
Total Assets	110,643,936	18,231,460	92,412,476	—
Liabilities:
Foreign Currency Exchange Contracts	(230,230)	—	(230,230)	—
Futures	(55,041)	(55,041)	—	—
Total Liabilities	(285,271)	(55,041)	(230,230)	—
Total	$110,358,665	$18,176,419	$92,182,246	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2011, securities with a total value of $87,355,184 transferred from Level 1 to Level 2. At October 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3. Derivatives

The Fund uses derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value

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Notes to Financial Statements  ■  October 31, 2011 continued

of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Exchange Contracts In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the currency contract. Currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Fund's currency risks involves the risk of mismatching the Fund's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or (loss). The Fund records realized gains (losses)

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Notes to Financial Statements  ■  October 31, 2011 continued

when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

FASB ASC 815, Derivatives and Hedging: Overall ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of October 31, 2011.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Equity Risk	Variation margin	$507,827	†	Variation margin	$(55,041)†
Foreign Currency Risk	Unrealized appreciation on open foreign currency exchange contracts	340,367		Unrealized depreciation on open foreign currency exchange contracts	(230,230)
		$848,194			$(285,271)

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended October 31, 2011 in accordance with ASC 815.

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Notes to Financial Statements  ■  October 31, 2011 continued

AMOUNT OF REALIZED LOSS ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY EXCHANGE
Equity Risk	$(1,800,065)	—
Foreign Currency Risk	—	$(629,421)
Total	$(1,800,065)	$(629,421)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY EXCHANGE
Equity Risk	$308,119	—
Foreign Currency Risk	—	$(65,986)
Total	$308,119	$(65,986)

For the year ended October 31, 2011, the average monthly original value of futures contracts was $9,929,012 and the average monthly principal amount of foreign currency exchange contracts was $32,092,198.

4. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1 billion and 0.60% to the portion of the daily net assets exceeding $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued

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Notes to Financial Statements  ■  October 31, 2011 continued

daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.00% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares; (iv) Class R — up to 0.50% of the average daily net assets of Class R shares; and (v) Class W — up to 0.35% of the average daily net assets of Class W shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,065,763 at October 31, 2011.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.00%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R or Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Smith Barney Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2011, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 0.99%, 0.50% and 0.35%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2011, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $9,000 and $203, respectively, and received $8,005 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended October 31, 2011 aggregated $37,589,391 and $56,332,223, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the

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Notes to Financial Statements  ■  October 31, 2011 continued

Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended October 31, 2011, advisory fees paid were reduced by $11,612 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the year ended October 31, 2011 is as follows:

VALUE OCTOBER 31, 2010	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE OCTOBER 31, 2011
$15,953,008	$57,244,489	$57,729,679	$15,156	$15,467,818

For the year ended October 31, 2011, the Fund had transactions with Mitsubishi UFJ Financial Group, Inc., an affiliate of the Adviser, Administrator and Distributor:

VALUE OCTOBER 31, 2010	PURCHASES AT COST	SALES	NET REALIZED LOSS	DIVIDEND INCOME	VALUE OCTOBER 31, 2011
$366,099	—	$28,346	$(30,379)	$10,300	$317,366

Morgan Stanley Services Company Inc., an affiliate of the Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and

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Notes to Financial Statements  ■  October 31, 2011 continued

distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010
Ordinary income	$1,366,272	$2,728,292

As of October 31, 2011, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$602,089
Undistributed long-term gains	—
Net accumulated earnings	602,089
Capital loss carryforward	(15,579,002)
Temporary differences	(18,779)
Net unrealized depreciation	(3,510,991)
Total accumulated losses	$(18,506,683)

As of October 31, 2011, $7,150,186 of the Fund's net capital loss carryforward expired. During the year ended October 31, 2011, the Fund utilized $3,584,030 of its net capital loss carryforward. As of October 31, 2011, the Fund had a net capital loss carryforward of $15,579,002, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

AMOUNT	EXPIRATION
$14,780,909	October 31, 2017
798,093	October 31, 2018

As of October 31, 2011, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts and passive foreign investment companies ("PFICs"), capital loss deferrals on wash sales and nondeductible expenses.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2011 continued

Permanent differences, primarily due to foreign currency losses, tax adjustments on PFICs sold by the Fund and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2011:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$(719,196)	$7,892,953	$(7,173,757)

8. Expense Offset

The Fund has entered into an arrangement with State Street (the "Custodian"), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund's expenses. If applicable, these custodian credits are shown as "expense offset" in the Statement of Operations.

9. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At October 31, 2011, investments in securities of issuers in Japan and United Kingdom represented 22.2% and 19.9%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

At October 31, 2011, the Fund's cash balance consisted of interest bearing deposits with State Street, the Fund's Custodian.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2011 continued

10. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2011		FOR THE YEAR ENDED OCTOBER 31, 2010^
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	239,164	$2,966,253	731,038	$8,335,895
Conversion from Class B	229,694	2,845,003	38,527	437,041
Reinvestment of dividends	97,533	1,212,331	187,478	2,170,992
Redeemed	(1,674,626)	(20,588,427)	(2,268,165)	(25,602,200)
Net decrease — Class A	(1,108,235)	(13,564,840)	(1,311,122)	(14,658,272)
CLASS B SHARES
Sold	14,781	181,764	69,514	814,590
Conversion to Class A	(232,571)	(2,845,003)	(39,094)	(437,041)
Reinvestment of dividends	2,214	27,271	19,413	222,279
Redeemed	(281,682)	(3,434,191)	(788,979)	(8,767,126)
Net decrease — Class B	(497,258)	(6,070,159)	(739,146)	(8,167,298)
CLASS C SHARES
Sold	14,747	175,873	37,753	439,900
Reinvestment of dividends	5,832	70,914	20,327	230,305
Redeemed	(264,764)	(3,201,181)	(295,225)	(3,230,418)
Net decrease — Class C	(244,185)	(2,954,394)	(237,145)	(2,560,213)
CLASS I SHARES
Sold	1,843	24,048	774	9,339
Reinvestment of dividends	676	8,456	1,148	13,362
Redeemed	(2,364)	(28,785)	(11,212)	(125,958)
Net increase (decrease) — Class I	155	3,719	(9,290)	(103,257)
CLASS R SHARES
Sold	141	$1,804	565	$6,478
Reinvestment of dividends	5	57	7	80
Redeemed	(512)	(6,673)	(396)	(4,183)
Net increase (decrease) — Class R	(366)	(4,812)	176	2,375
CLASS W SHARES
Sold	—	—	—	54
Reinvestment of dividends and distributions	5	72	10	113
Net increase — Class W	5	72	10	167
Net decrease in Fund	(1,849,884)	$(22,590,414)	(2,296,517)	$(25,486,498)

^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

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Notes to Financial Statements  ■  October 31, 2011 continued

11. Accounting Pronouncement

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund's management is evaluating the implications of ASU 2011-04.

Morgan Stanley International Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2011		2010^		2009^		2008^		2007^
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.30		$11.32		$9.29		$16.94		$13.14
Income (loss) from investment operations:
Net investment income(1)	0.16		0.11		0.12		0.24		0.15
Net realized and unrealized gain (loss)	(1.12)		1.10		1.91		(7.61)		3.86
Total income (loss) from investment operations	(0.96)		1.21		2.03		(7.37)		4.01
Less dividends from net investment income	(0.15)		(0.23)		—		(0.28)		(0.21)
Net asset value, end of period	$11.19		$12.30		$11.32		$9.29		$16.94
Total Return(2)	(7.95)%		10.79%		21.85%		(44.19)%		31.03%
Ratios to Average Net Assets(3):
Total expenses	1.57	%(4)	1.50	%(4)	1.69	%(4)	1.36	%(4)	1.33	%(4)(5)
Net investment income	1.29	%(4)	0.97	%(4)	1.30	%(4)	1.71	%(4)	1.18	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01%		0.02%		0.01%		0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$85,116		$107,160		$113,446		$104,619		$193,043
Portfolio turnover rate	33%		15%		36%		31%		22%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	1.34%	1.17%

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2011		2010^		2009^		2008^		2007^
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.08		$11.11		$9.19		$16.69		$12.97
Income (loss) from investment operations:
Net investment income(1)	0.07		0.02		0.05		0.13		0.08
Net realized and unrealized gain (loss)	(1.10)		1.08		1.87		(7.53)		3.75
Total income (loss) from investment operations	(1.03)		1.10		1.92		(7.40)		3.83
Less dividends from net investment income	(0.03)		(0.13)		—		(0.10)		(0.11)
Net asset value, end of period	$11.02		$12.08		$11.11		$9.19		$16.69
Total Return(2)	(8.58)%		9.95%		20.89%		(44.49)%		29.58%
Ratios to Average Net Assets(3):
Total expenses	2.32	%(4)	2.25	%(4)	2.44	%(4)	2.10	%(4)	2.08	%(4)(5)
Net investment income	0.54	%(4)	0.22	%(4)	0.55	%(4)	0.90	%(4)	0.43	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01%		0.02%		0.01%		0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$7,448		$14,175		$21,247		$30,185		$99,635
Portfolio turnover rate	33%		15%		36%		31%		22%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	2.09%	0.42%

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2011		2010^		2009^		2008^		2007^
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.95		$11.02		$9.11		$16.63		$12.94
Income (loss) from investment operations:
Net investment income(1)	0.07		0.02		0.05		0.13		0.06
Net realized and unrealized gain (loss)	(1.08)		1.06		1.86		(7.47)		3.76
Total income (loss) from investment operations	(1.01)		1.08		1.91		(7.34)		3.82
Less dividends from net investment income	(0.06)		(0.15)		—		(0.18)		(0.13)
Net asset value, end of period	$10.88		$11.95		$11.02		$9.11		$16.63
Total Return(2)	(8.54)%		9.89%		20.97%		(44.50)%		29.58%
Ratios to Average Net Assets(3):
Total expenses	2.31	%(4)	2.25	%(4)	2.44	%(4)	2.07	%(4)	2.08	%(4)(5)
Net investment income	0.55	%(4)	0.22	%(4)	0.55	%(4)	0.96	%(4)	0.43	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01%		0.02%		0.01%		0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$12,050		$16,163		$17,507		$16,660		$37,085
Portfolio turnover rate	33%		15%		36%		31%		22%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	2.09%	0.42%

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2011		2010^		2009^		2008^		2007^
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.39		$11.40		$9.33		$17.00		$13.23
Income (loss) from investment operations:
Net investment income(1)	0.19		0.14		0.16		0.27		0.21
Net realized and unrealized gain (loss)	(1.12)		1.10		1.91		(7.64)		3.83
Total income (loss) from investment operations	(0.93)		1.24		2.07		(7.37)		4.04
Less dividends from net investment income	(0.18)		(0.25)		—		(0.30)		(0.27)
Net asset value, end of period	$11.28		$12.39		$11.40		$9.33		$17.00
Total Return(2)	(7.66)%		11.05%		22.19%		(44.16)%		31.33%
Ratios to Average Net Assets(3):
Total expenses	1.32	%(4)	1.25	%(4)	1.44	%(4)	1.10	%(4)	1.08	%(4)(5)
Net investment income	1.54	%(4)	1.22	%(4)	1.55	%(4)	1.95	%(4)	1.43	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01%		0.02%		0.01%		0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$623		$682		$733		$10,085		$22,888
Portfolio turnover rate	33%		15%		36%		31%		22%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	1.09%	1.42%

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,						FOR THE PERIOD MARCH 31, 2008@@@
							THROUGH
	2011		2010^		2009^		OCTOBER 31, 2008^
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.23		$11.27		$9.28		$14.14
Income (loss) from investment operations:
Net investment income(1)	0.13		0.08		0.10		0.15
Net realized and unrealized gain (loss)	(1.11)		1.09		1.89		(5.01)
Total income (loss) from investment operations	(0.98)		1.17		1.99		(4.86)
Less dividends from net investment income	(0.12)		(0.21)		—		—
Net asset value, end of period	$11.13		$12.23		$11.27		$9.28
Total Return(2)	(8.10)%		10.47%		21.57%		(34.44	)%(5)
Ratios to Average Net Assets(3):
Total expenses	1.82	%(4)	1.75	%(4)	1.94	%(4)	1.62	%(4)(6)
Net investment income	1.04	%(4)	0.72	%(4)	1.05	%(4)	1.96	%(4)(6)
Rebate from Morgan Stanley affiliate	0.01%		0.02%		0.01%		0.01	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$80		$92		$83		$66
Portfolio turnover rate	33%		15%		36%		31%

  @@@  The date shares were first issued.

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,						FOR THE PERIOD MARCH 31, 2008@@@
							THROUGH
	2011		2010^		2009^		OCTOBER 31, 2008^
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.27		$11.30		$9.28		$14.14
Income (loss) from investment operations:
Net investment income(1)	0.15		0.10		0.11		0.16
Net realized and unrealized gain (loss)	(1.12)		1.09		1.91		(5.02)
Total income (loss) from investment operations	(0.97)		1.19		2.02		(4.86)
Less dividends from net investment income	(0.14)		(0.22)		—		—
Net asset value, end of period	$11.16		$12.27		$11.30		$9.28
Total Return(2)	(8.03)%		10.67%		21.77%		(34.37	)%(5)
Ratios to Average Net Assets(3):
Total expenses	1.67	%(4)	1.60	%(4)	1.79	%(4)	1.47	%(4)(6)
Net investment income	1.19	%(4)	0.87	%(4)	1.20	%(4)	2.11	%(4)(6)
Rebate from Morgan Stanley affiliate	0.01%		0.02%		0.01%		0.01	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$85		$93		$86		$66
Portfolio turnover rate	33%		15%		36%		31%

  @@@  The date shares were first issued.

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley International Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International Fund (the "Fund"), including the portfolio of investments, as of October 31, 2011, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2010 and the financial highlights for periods ended prior to November 1, 2010 were audited by another independent registered public accounting firm whose report, dated December 23, 2010, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International Fund as of October 31, 2011, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 22, 2011

Morgan Stanley International Fund

Change in Independent Registered Public Accounting Firm (unaudited)

On June 7, 2011, Deloitte & Touche LLP were dismissed as the Independent Registered Public Accounting Firm of the Fund.

The reports of Deloitte & Touche LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years, there have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

On June 7, 2011, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Ernst & Young LLP as its new Independent Registered Public Accounting Firm.

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distribution, Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ''cookies.'' ''Cookies'' recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005 through November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996); and on the joint staff as Director of Political-Military Affairs (June 1992 to July 1994); Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).	102	Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director of the Armed Services YMCA of the USA and the Naval Submarine League; Director of the American Shipbuilding Suppliers Association; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA military Advisory Board.

Michael Bozic (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of various Morgan Stanley Funds (since April 1994); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	104	Director of various business organizations.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Kathleen A. Dennis (58) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	102	Director of various non-profit organizations.

Dr. Manuel H. Johnson (62) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	104	Director of NVR, Inc. (home construction); Director of Evergreen Energy; Director of Greenwich Capital Holdings.

Joseph J. Kearns (69) c/o Kearns & Associates LLC PMB754 22631 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	105	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	102	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (75) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of various Morgan Stanley Funds (since July 2006); Director or Trustee of the Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006).	104	None.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
W. Allen Reed (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	102	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation; formerly, Director of iShares, Inc. (2001-2006).

Fergus Reid (79) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	105	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee***
James F. Higgins (63) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of various Morgan Stanley Funds (since June 2000); Senior Advisor of Morgan Stanley (since August 2000).	103	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  Each Trustee serves an indefinite term, until his or her successor is elected.

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") (as of December 31, 2010) and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Arthur Lev (50) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer – Equity and Fixed Income Funds	Since June 2011	President and Principal Executive Officer (since June 2011) of the Equity and Fixed Income Funds in the Fund Complex; Head of the Long Only Business of Morgan Stanley Investment Management (since February 2011); Managing Director of the Adviser and various entities affiliated with the Adviser (since December 2006). Formerly, Chief Strategy Officer of Morgan Stanley Investment Management's Traditional Asset Management business (November 2010-February 2011); General Counsel of Morgan Stanley Investment Management (December 2006-October 2010); Partner and General Counsel of FrontPoint Partners LLC (July 2002 to December 2006); Managing Director and General Counsel of Morgan Stanley Investment Management (May 2000 to June 2002).

Mary Ann Picciotto (38) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Chief Compliance Officer	Since May 2010	Executive Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds (since May 2010); Chief Compliance Officer of the Adviser (since April 2007).

Stefanie V. Chang Yu (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since December 1997). Formerly, Secretary of the Adviser.

Francis J. Smith (46) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Principal Financial Officer of various Morgan Stanley Funds (since July 2003).

Mary E. Mullin (44) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

  *  Each officer serves an indefinite term, until his or her successor is elected.

2011 Federal Tax Notice (unaudited)
For Federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended October 31, 2011. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $3,736,504 as taxable at this lower rate.
During the taxable year ended October 31, 2011, the Fund intends to pass through foreign tax credits of $309,519, and has derived income of $3,842,665 from sources within foreign countries.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219886
Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2011 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
International Fund

Annual Report

October 31, 2011

INLANN
IU11-02639P-Y10/11

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

3

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2011

	Registrant			Covered Entities(1)
Audit Fees		$35,460		N/A

Non-Audit Fees
Audit-Related Fees			$(2)	$6,501,000	(2)
Tax Fees		$6,770	(3)	$1,350,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$6,770		$7,851,000

Total		$42,230		$7,851,000

2010

	Registrant			Covered Entities(1)
Audit Fees		$39,400		N/A

Non-Audit Fees
Audit-Related Fees			$(2)	$6,909,000	(2)
Tax Fees		$7,811	(3)	$1,013,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$7,811		$7,922,000

Total		$47,211		$7,922,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

4

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.     Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)           This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

5

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.     Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.     Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.     Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

6

not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.     Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.     All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.     Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.     Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

7

rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.     Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

8

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)   The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

9

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

10

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
December 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
December 15, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 15, 2011

11